Information on remuneration - Text Details (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Executive committee
Information on remuneration [Line Items]
Key management personnel compensation	€ 32,022,099	€ 32,835,987	€ 25,624,305
Supervisory board
Information on remuneration [Line Items]
Key management personnel compensation	€ 1,697,054	€ 1,501,266	€ 1,546,602